Income Taxes (Schedule Of Income Tax Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income before provision in lieu of income taxes	$ 681	$ 583	$ 596
Provision in lieu of income taxes at the US federal statutory rate of 35%	238	204	209
Amortization of investment tax credits - net of deferred tax effect	(3)	(4)	(5)
Amortization (under regulatory accounting) of statutory tax rate changes	(2)	(3)	(3)
Amortization of Medicare subsidy regulatory asset	14	14
Texas margin tax, net of federal tax benefit	15	14	14
Nondeductible losses (gains) on benefit plan investments	(3)	(2)	(1)
Other, including audit settlements	(10)	11	15
Total provision in lieu of income taxes	$ 249	$ 234	$ 229
Effective rate	36.60%	40.10%	38.40%
US federal statutory rate	35.00%	35.00%	35.00%